THE FORESTER FUNDS


SEMI-ANNUAL REPORT
September 30, 2001

This report is submitted for the general information of shareholders of The Forester Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information. Read the Prospectus carefully before you invest or send money.

FORESTER FUNDS

Letter to Shareholders


Dear Fellow Shareholder:

The past six months have witnessed more extreme volatility in the markets, while your funds grew steadily. The Small Cap Value Fund returned 1.6% for the six months handily beating both of its benchmarks, the Russell 2000 Value Index which returned -3.2% and the Russell 2000 Index which returned -9.5%. The Value Fund eclipsed both of its benchmarks for the six months, returning 1.6% versus -6.6% for the Russell 1000 Value and -9.7% for the S&P 500.

No one could have foreseen the terrible events of September 11. Many of us had friends and colleagues that were involved. Our prayers go out the victims of that tragedy.

We were very tempted to get invested on September 21. We believed that the markets had corrected for the immediate effects of September 11. However, we also believed that the market had not priced in the deterioration of market fundamentals that would follow. While we thought there would be a short term rally, we also believed that this would not last, as the fundamental deterioration that would follow would drag the market down more. Since we are long term investors we chose to wait until the fundamentals were recognized.

Even after the latest correction, the markets remain at some of the highest valuations ever seen. Given the high valuations and lowered prospects for earnings, we are waiting patiently for a better risk reward profile before getting fully invested.

This strategy has proven itself this year as we are among the few percent of funds this year with positive returns. Sometimes discretion is the better part of valor.

Sincerely,

/s/ Thomas H. Forester

Thomas H. Forester
President

FORESTER FUNDS



THE FORESTER SMALL CAP VALUE FUND RETURNS

                                                  SINCE
FUND/INDEX                         1-YEAR       INCEPTION
Forester Small Cap Value Fund       4.2%           4.8%
Russell 2000 Value Index            5.6            8.2
Russell 2000 Index                -21.2           -2.9


                  FORESTER        RUSSELL         RUSSELL
                  SMALL CAP      2000 VALUE         2000
                  VALUE FUND       INDEX           INDEX
                  ----------     ----------       -------
9/10/99            $10,000        $10,000         $10,000
9/30/99             10,006          9,652           9,697
12/31/99            10,121          9,800          11,486
3/31/00             10,258         10,175          12,299
6/30/00             10,406         10,373          11,834
9/30/00             10,548         11,135          11,965
12/31/00            10,692         12,038          11,139
3/31/01             10,820         12,155          10,414
6/30/01             10,919         13,569          11,902
9/30/01             10,993         11,760           9,428


The chart assumes an initial gross investment of $10,000 made on 9/10/99 (inception).

THE FORESTER VALUE FUND RETURNS

                                                  SINCE
FUND/INDEX                         1-YEAR       INCEPTION
Forester Value Fund                 4.2%           4.8%
Russell 1000 Value Index           -8.9           -2.7
S&P 500 Stock Index               -26.6          -10.9


                                  RUSSELL        S&P 500
                   FORESTER      1000 VALUE       STOCK
                  VALUE FUND       INDEX          INDEX
                  ----------     ----------      -------
9/10/99            $10,000        $10,000        $10,000
9/30/99             10,006          9,532          9,488
12/31/99            10,121         10,050         10,870
3/31/00             10,258         10,098         11,087
6/30/00             10,406          9,624         10,762
9/30/00             10,548         10,381         10,628
12/31/00            10,692         10,755          9,796
3/31/01             10,820         10,125          8,635
6/30/01             10,919         10,619          9,140
9/30/01             10,993          9,456          7,798


The chart assumes an initial gross investment of $10,000 made on 9/10/99 (inception).



PERFORMANCE IS HISTORICAL AND DOES NOT GUARANTEE FUTURE RESULTS. AN INVESTMENT IN A MUTUAL FUND THAT CONCENTRATES ITS PORTFOLIO IN THE STOCKS OF SMALLER COMPANIES MAY PRESENT ADDITIONAL RISKS INCLUDING A SHORTER HISTORY OF OPERATION, HIGHER VOLATILITY AND LESS LIQUIDITY, ALL OF WHICH ARE DISCUSSED IN THE PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Investment return and principal value will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost. Returns shown include the reinvestment of all dividends.

The Russell 2000 Value Index is an unmanaged, market-weighted index of the lower price-to-book value stocks in the Russell 2000 Index of 2000 smaller companies. The Russell 2000 Index of 2000 smaller companies is an unmanaged, market-weighted index of small stocks which is commonly used as a measure of small stock total return performance. The Russell 1000 Value Index is an unmanaged, market-weighted index of the lower price-to-book value stocks in the Russell 1000 Index of 1000 larger companies. The S&P 500 Stock Index is an unmanaged, market-weighted index of large stocks which is a commonly used measure of common stock total return performance.

THE FORESTER SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS
September 30, 2001 (Unaudited)

                                               Percent of        Market
Par Value                                      Net Assets        Value

                Other Assets (Cash)             100.00%          $54,963
                                                ------           -------
                Net Assets                      100.00%          $54,963
                                                ======           =======
		At September 30, 2001, unrealized appreciation of securities for federal income tax purposes is $0.

See accompanying notes to financial statements.


THE FORESTER VALUE FUND

PORTFOLIO OF INVESTMENTS
September 30, 2001 (Unaudited)

                                                Percent of        Market
Par Value                                       Net Assets        Value

                Other Assets (Cash)             100.00%           $54,963
                                                ------            -------
                Net Assets                      100.00%           $54,963
                                                ======            =======
                At September 30, 2001, unrealized appreciation of securities for federal income tax purposes is $0.

See accompanying notes to financial statements.

THE FORESTER FUNDS, INC.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2001 (Unaudited)


                                              	The Forester
                                               	Small Cap        The Forester
                                               	Value Fund        Value Fund
ASSETS
Cash                                             $54,963           $54,963
                                                 -------           -------
Total assets                                      54,963            54,963
                                                 =======           =======

LIABILITIES                                            -                 -
                                                 -------           -------
NET ASSETS
1,000,000,000 shares of $.0001 par value
authorized; 5,356 and 5,356 shares issued
and outstanding, respectively)                   $54,963           $54,963
                                                 =======           =======
NET ASSET VALUE, OFFERING AND REPURCHASE
PRICE PER SHARE
($54,963  /  5,356 shares)
($54,963  /  5,356 shares)                        $10.26            $10.26
                                                  ======            ======
NET ASSETS
  At September 30, 2001, net assets consisted of:
      Paid-in capital                            $53,592           $53,592
      Undistributed net investment income          1,512             1,512
      Accumulated net realized loss
          on investments                            (141)             (141)
                                                 -------           -------
                                                 $54,963           $54,963
                                                 =======           =======



See accompanying notes to financial statements

THE FORESTER FUNDS, INC.

STATEMENT OF OPERATIONS
Six months ended September 30, 2001 (Unaudited)


                                               The Forester
                                               Small Cap         The Forester
                                               Value Fund         Value Fund
INVESTMENT INCOME
Interest income                                    $850               $850
                                                 ------             ------
Total income                                        850                850
                                                 ------             ------
EXPENSES
Investment advisory fees (Note 2)                   273                273
                                                 ------             ------
  Total expenses                                    273                273
  Less:  expenses waived by Advisor (Note 2)       (273)              (273)
                                                 ------             ------
Net expenses                                          -                  -
                                                 ------             ------
Net investment income                               850                850
                                                 ------             ------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                               $   850            $   850
                                                =======            =======



See accompanying notes to financial statements



THE FORESTER FUNDS, INC.

STATEMENT OF CHANGES IN NET ASSETS

                                   The Forester Small        The Forester
                                     Cap Value Fund           Value Fund
                               ------------------------  -----------------------
                                Six Months     Year       Six Months   Year
                                  Ended        Ended        Ended      Ended
                                Sep 30, 2001   March 31,  Sep 30, 2001 March 31,
                                (Unaudited)     2001      (Unaudited)   2001
                               ------------------------  -----------------------
INCREASE IN NET ASSETS FROM
Operations
  Net investment income	          $   850       $2,762      $   850     $2,762
  Change in unrealized
    depreciation of investments         -          201            -        201
  Net realized loss on investments      -         (141)           -       (141)
                                  -------       ------      -------     ------


  Net increase in net assets
    resulting from operations         850        2,822          850      2,822

  Distributions to shareholders
    Net investment income               -       (3,012)           -     (3,012)

  Capital share transactions (a)
    Increase in net assets resulting
    from capital share transactions     -        3,012            -      3,012
                                   ------       ------       ------     ------
    Total increase in net assets      850        2,822          850      2,822

NET ASSETS
  Beginning of period              54,113       51,291       54,113     51,291
                                   ------       ------       ------     ------
End of period
(Including undistributed net
 investment income of $1,512, $662
 $1,512 and $662, respectively)   $54,963      $54,113      $54,963    $54,113
                                  =======      =======      =======    =======

(a) Summary of capital share activity follows:

Shares issued in reinvestment
  of distributions                      -          298            -        298
                                  =======      =======      =======    =======
Value of shares issued in rein-
  vestment of distributions       $     -      $  3012      $     -    $  3012
                                  =======      =======      =======    =======
  Net increase in shares                -          298            -        298
                                  =======      =======      =======    =======
  Net increase in value of shares $     -      $  3012      $     -    $  3012
                                  =======      =======      =======    =======

See accompanying notes to financial statements

THE FORESTER FUNDS, INC.

FINANCIAL HIGHLIGHTS
                                    The Forester Small Cap Value Fund
                                   -------------------------------------
                                    Six Months     Year        Period*
                                      Ended        Ended       Ended
(For a share outstanding            Sep 30, 2001   March 31,   March 31,
 throughout each period)            (Unaudited)     2001        2000
                                   -------------------------------------
NET ASSET VALUE
Beginning of period                    $10.10      $10.14      $10.00
                                       ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                     .16         .53         .30
Net gains on securities
 (both realized and unrealized)             -         .02        (.04)
                                       ------      ------      ------
  Total from investment operations        .16         .55         .26
                                       ------      ------      ------
LESS DISTRIBUTIONS
Dividends (from net investment income)      -        (.59)       (.12)
                                       ------      ------      ------
     Total distributions                    -        (.59)       (.12)
                                       ------      ------      ------
NET ASSET VALUE
End of period                          $10.26      $10.10      $10.14
                                       ======      ======      ======

TOTAL RETURN                             1.57%       5.48%       2.58%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period             $54,963     $54,113     $51,291

Ratio of expenses to average
 net assets
      After waiver                          0%**        0%          0%**
      Before waiver                      1.00%**     4.78%       1.00%**

Ratio of net investment income to
  average net assets                     3.11%**     5.23%       5.26%**

Portfolio turnover rate	                    0%          0%          0%

*Commencement of operations was September 10, 1999.

**Annualized.

See accompanying notes to financial statements





THE FORESTER FUNDS, INC.

FINANCIAL HIGHLIGHTS (Cont'd.)
                                          The Forester Value Fund
                                   -------------------------------------
                                    Six Months     Year        Period*
                                      Ended        Ended       Ended
(For a share outstanding            Sep 30, 2001   March 31,   March 31,
 throughout each period)            (Unaudited)     2001        2000
                                   -------------------------------------
NET ASSET VALUE
Beginning of period                    $10.10      $10.14      $10.00
                                       ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                     .16         .53         .30
Net gains on securities
 (both realized and unrealized)             -         .02        (.04)
                                       ------      ------      ------
  Total from investment operations        .16         .55         .26
                                       ------      ------      ------
LESS DISTRIBUTIONS
Dividends (from net investment income)      -        (.59)       (.12)
                                       ------      ------      ------
     Total distributions                    -        (.59)       (.12)
                                       ------      ------      ------
NET ASSET VALUE
End of period                          $10.26      $10.10      $10.14
                                       ======      ======      ======

TOTAL RETURN                             1.57%       5.48%       2.58%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period             $54,963     $54,113     $51,291

Ratio of expenses to average
 net assets
      After waiver                          0%**        0%          0%**
      Before waiver                      1.00%**     4.78%       1.00%**

Ratio of net investment income to
  average net assets                     3.11%**     5.23%       5.26%**

Portfolio turnover rate	                    0%          0%          0%

*Commencement of operations was September 10, 1999.

**Annualized.

See accompanying notes to financial statements




THE FORESTER FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS
September 30, 2001 (Unaudited)


(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Forester Funds, Inc. (the "Company") is an open-end diversified
investment company currently offering two series of shares:   The
Forester Small Cap Value Fund and The Forester Value Fund (each a "Fund"). The Funds commenced operations on September 10, 1999.

The objective of the Funds is to seek long-term growth of capital.

SECURITY VALUATION
Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked
prices on such exchanges or such System.   Unlisted securities that
are not included in such System are valued at the mean of the quoted
bid and asked prices in the over-the-counter-market.   Securities and
other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and
responsibility of the Funds' Board of Directors.   Short-term
investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

FEDERAL INCOME TAXES
The Funds intend to comply with the requirements of the Internal Revenue Code necessary to qualify as regulated investment companies and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders.

The Funds each have net realized losses of $141 expiring in 2009 which may be utilized in future years to offset net realized capital gains.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
SHAREHOLDERS
As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold).
Interest income is recorded on the accrual basis.   Bond premiums and
discounts are amortized in accordance with Federal income tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

THE FORESTER FUNDS, INC.

September 30, 2001 (Unaudited)


USE OF ESTIMATES IN FINANCIAL STATEMENTS
In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses
during the reporting period.   Actual results could differ from those
estimates.

(2)	TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENTS
For the six months ended September 30, 2001, Forester Capital Management, Ltd. (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space and certain
administrative services, and personnel needed by the Funds.   As
compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% per Fund based upon the
average daily net assets of the Funds.   For the six months ended
September 30, 2001, the Advisor voluntarily waived advisory fees in the amounts of $273 and $273 for The Forester Small Cap Value Fund and The Forester Value Fund. There were no other operating expenses of the Funds for the six months ended September 30, 2001.

DISTRIBUTION AGREEMENT AND PLAN
The Funds have adopted Distribution Plans pursuant to which the Funds reimburse the Advisor for marketing expenses incurred in distributing shares of the Funds, primarily the cost of printing
sales material.   This expense is limited to 1/4 of 1% of the
Funds' average net assets.   For the six months ended September 30,
2001, no such reimbursements were made.


(3)	PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, aggregated $0 and $0, respectively, in each Fund for the six months ended September 30, 2001.